Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Assets	$ 1,293,122	$ 1,202,108
Ireland
Segment Reporting Information [Line Items]
Assets	508,504	476,159
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	237,348	236,305
U.S.
Segment Reporting Information [Line Items]
Assets	496,922	437,756
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 50,348	$ 51,888